Loss per ordinary share (Details - € / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Basic loss per Class A ordinary share	€ (0.96)	€ (0.59)
Diluted (loss) per Class A ordinary share	€ (0.96)	€ (0.59)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,439,644	13,123,722
Diluted	14,439,644	13,123,722